Leases	6 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

11. Leases

Our operating leases primarily consist of leases of offices. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

We adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. We elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. We used the incremental borrowing rate of 4.8% as the discount rate, based on the information available at commencement date in determining the present value of lease payments.

Supplemental balance sheet information related to leases was as follows:

	September 30	As of March 31,
	2025	2026	2026
	RMB	RMB	US$
Operating lease:
Operating lease right-of-use assets	467,577	272,911	39,564
Current operating lease obligation	371,879	272,911	39,564
Noncurrent operating lease obligation	95,698	-	-
Total operating lease obligation	467,577	272,911	39,564

Operating lease expense for the six months ended March 31, 2025 and 2026 was RMB195,303 and RMB194,301 (US$27,733), respectively.

The undiscounted future minimum lease payment schedule as follows:

As of March 31,	RMB	US$
By March 31, 2027	277,152	40,180
	-	-
Total	277,152	40,180
Less imputed interest	(4,241)	(616)
Present value of operating lease liabilities	272,911	39,564
Less current portion of lease obligation	(272,911)	(39,564)
	-	-

Other supplemental information about the Company’s operating lease as of:

March 31, 2026
Weighted average discount rate	4.75%
Weighted average remaining lease term (years)	0.75